Credit Risk - Disclosure of Credit Performance by Segment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,408,000,000	£ 207,435,000,000
Forborne assets, net of deferred income	5,400,000	0
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(784,000,000)	(914,000,000)
Financial assets	869,000,000	992,000,000
–Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	153,000,000	170,000,000
Gross write-offs (12 months)	(230,000,000)		£ 232,000,000
–Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,218,000,000	23,595,000,000
–Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	359,000,000	461,000,000
–Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	38,000,000	40,000,000
–Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	357,000,000	361,000,000
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	165,213,000,000	172,859,000,000
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	260,000,000	79,000,000
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	172,000,000	242,000,000
Mortgages | –Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	146,758,000,000	152,975,000,000
Mortgages | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	16,688,000,000	17,876,000,000
Mortgages | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	84,000,000	109,000,000
Mortgages | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,767,000,000	£ 2,008,000,000
Stage 3 ratio	1.08%	1.17%
Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 165,213,000,000	£ 172,859,000,000
Stage 1 ratio	88.80%	88.50%
Stage 2 ratio	10.10%	10.30%
Stage 3 ratio	1.08%	1.17%
Mortgages | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 172,000,000	£ 242,000,000
Mortgages | Credit risk | –Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	146,758,000,000	152,975,000,000
Mortgages | Credit risk | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	16,688,000,000	17,876,000,000
Mortgages | Credit risk | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,767,000,000	2,008,000,000
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 6,511,000,000	£ 7,028,000,000
Stage 3 ratio	3.37%	3.83%
Gross write-offs (12 months)	£ 147,000,000	£ 130,000,000
UPL average customer balance (£)	6,000	6,000
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	3,000,000	3,000,000
Everyday Banking | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	34,000,000	39,000,000
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,212,000,000	£ 1,819,000,000
Stage 3 ratio	7.10%	7.25%
Gross write-offs (12 months)	£ 10,000,000	£ 11,000,000
Everyday Banking | Business banking | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	2,000,000	2,000,000
Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,089,000,000	£ 2,064,000,000
Stage 3 ratio	1.20%	1.32%
Gross write-offs (12 months)	£ 60,000,000	£ 48,000,000
Everyday Banking | Personal loans | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	0	0
Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,774,000,000	£ 2,674,000,000
Stage 3 ratio	2.75%	2.95%
Gross write-offs (12 months)	£ 51,000,000	£ 46,000,000
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	2,000,000	2,000,000
Everyday Banking | Credit Cards | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	28,000,000	33,000,000
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 436,000,000	£ 471,000,000
Stage 3 ratio	7.40%	6.73%
Gross write-offs (12 months)	£ 26,000,000	£ 25,000,000
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	1,000,000	1,000,000
Everyday Banking | Overdrafts | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	4,000,000	4,000,000
Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,299,000,000	£ 5,209,000,000
Stage 3 ratio	2.52%	2.65%
Gross write-offs (12 months)	£ 137,000,000	£ 119,000,000
Everyday Banking | Other unsecured loans | Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	32,000,000	37,000,000
Everyday Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	286,000,000	300,000,000
Everyday Banking | Accumulated impairment | Business banking
Disclosure of credit risk exposure [line items]
Financial assets	16,000,000	16,000,000
Everyday Banking | Accumulated impairment | Personal loans
Disclosure of credit risk exposure [line items]
Financial assets	63,000,000	66,000,000
Everyday Banking | Accumulated impairment | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	150,000,000	140,000,000
Everyday Banking | Accumulated impairment | Overdrafts
Disclosure of credit risk exposure [line items]
Financial assets	57,000,000	78,000,000
Everyday Banking | Accumulated impairment | Other unsecured loans
Disclosure of credit risk exposure [line items]
Financial assets	270,000,000	284,000,000
Everyday Banking | –Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,440,000,000	5,807,000,000
Everyday Banking | –Stage 1 | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,042,000,000	1,574,000,000
Everyday Banking | –Stage 1 | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,892,000,000	1,743,000,000
Everyday Banking | –Stage 1 | Credit Cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,271,000,000	2,283,000,000
Everyday Banking | –Stage 1 | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	235,000,000	207,000,000
Everyday Banking | –Stage 1 | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,398,000,000	4,233,000,000
Everyday Banking | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	883,000,000	990,000,000
Everyday Banking | –Stage 2 | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	85,000,000	115,000,000
Everyday Banking | –Stage 2 | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	172,000,000	294,000,000
Everyday Banking | –Stage 2 | Credit Cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	454,000,000	345,000,000
Everyday Banking | –Stage 2 | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	172,000,000	236,000,000
Everyday Banking | –Stage 2 | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	798,000,000	875,000,000
Everyday Banking | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	188,000,000	231,000,000
Everyday Banking | –Stage 3 | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	85,000,000	130,000,000
Everyday Banking | –Stage 3 | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	25,000,000	27,000,000
Everyday Banking | –Stage 3 | Credit Cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	49,000,000	46,000,000
Everyday Banking | –Stage 3 | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	29,000,000	28,000,000
Everyday Banking | –Stage 3 | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	103,000,000	101,000,000
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,759,000,000	£ 5,228,000,000
Stage 3 ratio	0.77%	0.53%
Gross write-offs (12 months)	£ 25,000,000	£ 23,000,000
Consumer (auto) finance new business gross lending (£m)	£ 1,593,000,000	£ 2,055,000,000
Wholesale loans (stock finance) to car dealerships as approximate % of the Consumer loan book	9.70%	9.90%
% of lending collateralised on the vehicle	95.00%	87.00%
Average Consumer (auto) finance loan size (£)	£ 16,045	£ 17,308
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	6,000,000	30,000,000
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69,000,000	70,000,000
Consumer Finance | –Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,389,000,000	4,870,000,000
Consumer Finance | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	334,000,000	330,000,000
Consumer Finance | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	27,000,000	30,000,000
Consumer Finance | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	36,000,000	28,000,000
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	26,858,000,000	25,990,000,000
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	15,000,000	27,000,000
Corporate & Commercial Banking | Fully performing
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	23,731,000,000	22,626,000,000
Corporate & Commercial Banking | Enhanced monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	621,000,000	472,000,000
Corporate & Commercial Banking | Proactive management
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,790,000,000	2,147,000,000
Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	716,000,000	745,000,000
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,125,000,000	12,676,000,000
Corporate & Commercial Banking | SME and mid corporate | Fully performing
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,851,000,000	10,140,000,000
Corporate & Commercial Banking | SME and mid corporate | Enhanced monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	570,000,000	462,000,000
Corporate & Commercial Banking | SME and mid corporate | Proactive management
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,065,000,000	1,447,000,000
Corporate & Commercial Banking | SME and mid corporate | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	639,000,000	627,000,000
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,869,000,000	5,358,000,000
Corporate & Commercial Banking | Commercial Real Estate | Fully performing
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,440,000,000	4,734,000,000
Corporate & Commercial Banking | Commercial Real Estate | Enhanced monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	51,000,000	10,000,000
Corporate & Commercial Banking | Commercial Real Estate | Proactive management
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	301,000,000	496,000,000
Corporate & Commercial Banking | Commercial Real Estate | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	77,000,000	118,000,000
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,864,000,000	7,956,000,000
Corporate & Commercial Banking | Social Housing | Fully performing
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,440,000,000	7,752,000,000
Corporate & Commercial Banking | Social Housing | Enhanced monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Corporate & Commercial Banking | Social Housing | Proactive management
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	424,000,000	204,000,000
Corporate & Commercial Banking | Social Housing | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342,000,000	380,000,000
Corporate & Commercial Banking | Accumulated impairment | SME and mid corporate
Disclosure of credit risk exposure [line items]
Financial assets	315,000,000	341,000,000
Corporate & Commercial Banking | Accumulated impairment | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Financial assets	26,000,000	39,000,000
Corporate & Commercial Banking | Accumulated impairment | Social Housing
Disclosure of credit risk exposure [line items]
Financial assets	1,000,000	0
Corporate & Commercial Banking | –Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	23,575,000,000	21,280,000,000
Corporate & Commercial Banking | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,098,000,000	3,418,000,000
Maximum exposure to balance sheet	2,567,000,000	3,965,000,000
Corporate & Commercial Banking | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	71,000,000	118,000,000
Corporate & Commercial Banking | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	716,000,000	745,000,000
Maximum exposure to balance sheet	716,000,000	745,000,000
Corporate & Commercial Banking | –Stage 3 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Loans and advances to customers	639,000,000	627,000,000
Corporate & Commercial Banking | –Stage 3 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 77,000,000	£ 118,000,000